Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax at U.S. statutory rate	$ (1.5)	$ 15.0	$ 13.5
State, local and other tax net of federal benefit	(0.6)	(1.3)	(0.8)
U.S. effect of foreign dividends and earnings	23.7	11.6	4.9
Unrealized foreign currency gain on intercompany debt	(7.7)	0.9	8.6
Foreign income taxed at a lower effective rate	(7.2)	(7.7)	(6.7)
(Decrease) Increase in valuation allowances	(145.1)	5.4	15.7
U.S. effect of capital gain	11.0	0	0
Correction of deferred tax error on foreign subsidiary	0.8	0	(2.8)
Reversal of Valuation Reserve in the UK		2.8
Change in prior year tax estimates	(0.4)	1.0	(1.3)
Miscellaneous	5.6	(0.6)	(0.4)
Total income tax expense	$ (121.4)	$ 24.3	$ 30.7
Effective Income Tax Rate, Continuing Operations		56.60%	79.70%